Other net income (Table)	12 Months Ended
Dec. 31, 2025
Other net income.
Schedule of other net income

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Government grants	14,399	14,132	12,556
Net (loss)/gain on disposal of non-current assets	(1,087)	1,013	(3,468)
Others	2,438	1,346	(4,176)
	15,750	16,491	4,912